UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23308

PPM Funds

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 634-2500

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2018 – June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

PPMFunds (Unaudited) June 30, 2018 Table of Contents

PPM Funds Approval of the Investment Advisory Agreement

PPM Funds Supplements to Prospectus

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

PPM Floating Rate Income Fund
Composition as of June 30, 2018:
Consumer Discretionary	20.8%
Health Care	14.7
Information Technology	11.1
Industrials	10.9
Financials	9.6
Materials	8.8
Telecommunication Services	5.1
Consumer Staples	2.9
Energy	1.7
Real Estate	1.3
Utilities	1.0
Short Term Investments	11.2
Securities Lending Collateral	0.9

Total Investments	100.0%
PPM Large Cap Value Fund
Composition as of June 30, 2018:
Financials	24.1%
Consumer Discretionary	13.5
Health Care	12.9
Energy	11.9
Information Technology	11.6
Industrials	9.7
Consumer Staples	6.8
Telecommunication Services	2.5
Utilities	2.1
Materials	1.7
Short Term Investments	0.9
Securities Lending Collateral	2.3

Total Investments	100.0%
PPM Mid Cap Value Fund
Composition as of June 30, 2018:
Financials	20.8%
Consumer Discretionary	18.4
Industrials	13.8
Energy	10.1
Information Technology	8.4
Health Care	8.1
Materials	7.3
Utilities	4.5
Consumer Staples	4.1
Real Estate	1.1
Short Term Investments	0.7
Securities Lending Collateral	2.7

Total Investments	100.0%
PPM Small Cap Value Fund
Composition as of June 30, 2018:
Industrials	18.8%
Financials	17.8
Information Technology	17.1
Consumer Discretionary	16.7
Health Care	9.8
Energy	9.1
Materials	4.1
Consumer Staples	2.6
Utilities	2.1
Real Estate	1.7
Short Term Investments	0.2

Total Investments	100.0%

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund (a)
CORPORATE BONDS AND NOTES 3.6%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (b)	30,000	28,422
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	30,000	29,102
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (c)	14,000	13,848
CCO Holdings LLC
5.13%, 05/01/27 (b)	30,000	28,020
DISH DBS Corp.
5.00%, 03/15/23 (c)	30,000	25,966
Live Nation Entertainment Inc.
4.88%, 11/01/24 (b)	30,000	29,027
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	30,000	28,267
Netflix Inc.
5.88%, 11/15/28 (b)	30,000	30,326
Sally Holdings LLC
5.63%, 12/01/25 (c)	30,000	27,697
Scientific Games International Inc.
5.00%, 10/15/25 (b)	30,000	28,566
Sirius XM Radio Inc.
5.38%, 07/15/26 (b) (c)	30,000	28,878

		298,119
Consumer Staples 0.3%
JBS Investments GmbH
7.25%, 04/03/24 (b)	30,000	29,026
Post Holdings Inc.
5.63%, 01/15/28 (b)	30,000	28,130
Sigma Holdco BV
7.88%, 05/15/26 (b)	30,000	27,599
Spectrum Brands Inc.
5.75%, 07/15/25 (c)	30,000	29,545

		114,300
Energy 0.5%
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	30,000	29,735
Continental Resources Inc.
4.50%, 04/15/23	30,000	30,468
Energy Transfer Equity LP
5.50%, 06/01/27	30,000	29,998
EP Energy LLC
8.00%, 02/15/25 (b)	30,000	23,234
Nabors Industries Inc.
5.75%, 02/01/25 (b) (c)	30,000	28,471
Regency Energy Partners LP
5.88%, 03/01/22	30,000	31,684
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	25,500	25,882

		199,472
Financials 0.4%
Ally Financial Inc.
5.75%, 11/20/25 (c)	30,000	30,614
Diamond 1 Finance Corp.
7.13%, 06/15/24 (b)	30,000	31,822
Icahn Enterprises LP
6.38%, 12/15/25	30,000	29,876
Level 3 Financing Inc.
5.38%, 01/15/24	30,000	29,348
SLM Corp.
5.50%, 01/25/23	30,000	29,455

		151,115
Health Care 0.4%
Centene Corp.
4.75%, 01/15/25	30,000	29,821
Centene Escrow I Corp.
5.38%, 06/01/26 (d) (e)	17,000	17,226
Community Health Systems Inc.
8.63%, 01/15/24 (d) (e)	30,000	30,077

	Shares/Par[1]	Value ($)
HCA Inc.
5.25%, 06/15/26 (c)	30,000	29,852
Tenet Healthcare Corp.
6.75%, 06/15/23 (c)	30,000	29,794
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (b)	30,000	27,611

		164,381
Industrials 0.4%
AECOM
5.13%, 03/15/27	30,000	28,189
Aircastle Ltd.
5.00%, 04/01/23	30,000	30,184
Bombardier Inc.
6.00%, 10/15/22 (b)	30,000	29,909
Meritor Inc.
6.25%, 02/15/24	20,000	20,151
Standard Industries Inc.
4.75%, 01/15/28 (b)	30,000	27,563
Terex Corp.
5.63%, 02/01/25 (b)	11,000	10,950
United Rentals North America Inc.
4.88%, 01/15/28	30,000	27,823

		174,769
Materials 0.4%
BWAY Holding Co.
7.25%, 04/15/25 (b)	30,000	29,246
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (b)	30,000	29,115
Freeport-McMoRan Inc.
3.88%, 03/15/23 (c)	30,000	28,330
Hexion Inc.
10.38%, 02/01/22 (b)	30,000	29,478
Koppers Inc.
6.00%, 02/15/25 (b)	30,000	30,041
Olin Corp.
5.13%, 09/15/27	30,000	29,169

		175,379
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	30,000	30,363
Telecommunication Services 0.2%
CenturyLink Inc.
7.50%, 04/01/24 (c)	30,000	30,817
Frontier Communications Corp.
11.00%, 09/15/25 (c)	30,000	24,004
Sprint Corp.
7.13%, 06/15/24	30,000	30,246

		85,067
Utilities 0.2%
AES Corp.
5.50%, 04/15/25	30,000	30,142
Calpine Corp.
5.75%, 01/15/25 (c)	30,000	27,469

		57,611

Total Corporate Bonds And Notes (cost $1,466,315)		1,450,576

LOAN INTERESTS 94.1%
Consumer Discretionary 22.4%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (f)	339,139	337,444
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.48%, (3M LIBOR + 3.50%), 05/30/25 (f)	170,000	169,745
AMC Entertainment Holdings Inc.
Term Loan B, 4.32%, (3M LIBOR + 2.25%), 12/15/23 (f)	170,000	169,257
Bass Pro Group LLC
Term Loan B, 7.09%, (3M LIBOR + 5.00%), 11/15/23 (f)	100,000	100,063
Boing US Holdco Inc.
1st Lien Term Loan, 5.61%, (3M LIBOR + 3.25%), 09/20/24 (f)	40,000	40,050

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
Bombardier Recreational Products Inc.
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 06/30/23 (f)	170,000	168,427
Boyd Gaming Corp.
Term Loan B-3, 4.49%, (3M LIBOR + 2.50%), 09/15/23 (f)	170,000	170,235
Caesars Entertainment Operating Co.
Term Loan, 3.98%, (3M LIBOR + 2.00%), 04/03/24 (f)	169,574	168,161
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.84%, (3M LIBOR + 2.75%), 09/28/24 (f)	339,148	337,822
Camelot UK Holdco Ltd.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 10/03/23 (f)	169,573	168,895
Charter Communications Operating LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 04/30/25 (f)	199,499	199,062
CityCenter Holdings LLC
Term Loan B, 4.23%, (1M LIBOR + 2.25%), 04/14/24 (f)	169,572	168,512
Coinamatic Canada Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 05/13/22 (f) (g)	4,025	4,025
Core & Main LP
Term Loan B, 5.21%, (3M LIBOR + 3.00%), 07/19/24 (f)	53,255	53,188
Term Loan B, 5.30%, (3M LIBOR + 3.00%), 07/19/24 (f)	46,745	46,687
CSC Holdings LLC
Term Loan B, 4.57%, (3M LIBOR + 2.50%), 01/12/26 (f)	200,000	199,166
CWGS Group LLC
Term Loan, 4.73%, (1M LIBOR + 2.75%), 11/02/23 (f)	87	86
Term Loan, 4.77%, (1M LIBOR + 2.75%), 11/02/23 (f)	169,483	167,407
Delta 2 (LUX) SARL
Term Loan, 4.48%, (3M LIBOR + 2.50%), 02/01/24 (f)	170,000	167,557
Dynacast International LLC
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (f)	99,742	99,368
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (f)	169,999	169,257
ESH Hospitality, Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 08/30/23 (f)	169,575	168,388
Fitness International LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/13/25 (f) (g)	130,000	130,055
Garda World Security Corp.
Term Loan, 5.80%, (3M LIBOR + 3.50%), 05/12/24 (f)	99,747	99,654
Term Loan, 7.50%, (3M Prime Rate + 2.50%), 05/12/24 (f)	253	252
Golden Nugget Inc.
Incremental Term Loan B, 4.80%, (3M LIBOR + 2.75%), 09/07/23 (f)	73,652	73,509
Incremental Term Loan B, 4.84%, (3M LIBOR + 2.75%), 10/04/23 (f)	95,917	95,730
HD Supply Inc.
Term Loan B-4, 4.80%, (3M LIBOR + 2.50%), 10/17/23 (f)	99,749	100,023
Helix Gen Funding LLC
Term Loan B, 5.84%, (3M LIBOR + 3.75%), 03/02/24 (f)	100,000	100,104
Hoffmaster Group Inc.
1st Lien Term Loan, 0.00%, (1M LIBOR + 4.00%), 11/11/23 (f) (g)	25,000	25,047
1st Lien Term Loan, 6.30%, (1M LIBOR + 4.00%), 11/11/23 (f)	12,468	12,492
Information Resources Inc.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.25%), 01/15/24 (f)	99,747	99,623

	Shares/Par[1]	Value ($)
Inmar Holdings Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/25/24 (f)	39,899	39,924
Interior Logic Group Inc.
Term Loan B, 5.98%, (1M LIBOR + 4.00%), 05/21/25 (f) (h)	100,000	100,000
International Textile Group Inc.
1st Lien Term Loan, 6.98%, (3M LIBOR + 5.00%), 04/19/24 (f)	100,000	100,438
Intrawest Resorts Holdings Inc.
Term Loan B-1, 4.98%, (3M LIBOR + 3.25%), 06/28/24 (f)	129,674	129,432
IRB Holding Corp.
1st Lien Term Loan, 5.28%, (3M LIBOR + 3.25%), 01/17/25 (f)	75,556	75,618
1st Lien Term Loan, 5.25%, (3M LIBOR + 3.25%), 01/18/25 (f)	94,019	94,097
Las Vegas Sands LLC
Term Loan B, 3.84%, (3M LIBOR + 1.75%), 03/27/25 (f)	100,000	99,232
Lions Gate Capital Holdings LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 03/20/25 (f)	199,500	198,503
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (f)	169,573	168,895
LTI Holdings Inc.
1st Lien Term Loan, 6.73%, (3M LIBOR + 4.75%), 05/17/24 (f)	80,000	79,800
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (f)	112,060	110,940
Delayed Draw Term Loan, 5.33%, (3M LIBOR + 3.25%), 03/15/25 (f)	989	979
Michaels Stores Inc.
Term Loan B-1, 4.48%, (3M LIBOR + 2.50%), 01/27/23 (f)	69,454	68,860
Term Loan B-1, 4.56%, (3M LIBOR + 2.50%), 01/27/23 (f)	26,054	25,832
Term Loan B-1, 4.59%, (3M LIBOR + 2.50%), 01/27/23 (f)	4,492	4,454
Minimax GmbH & Co. KG
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (f) (g)	75,000	74,860
Neiman Marcus Group Inc.
Term Loan, 5.26%, (3M LIBOR + 3.25%), 10/25/20 (f)	125,000	110,594
Numericable Group SA
Term Loan B-11, 4.73%, (3M LIBOR + 2.75%), 07/31/25 (f)	200,000	195,536
NVA Holdings Inc.
Term Loan B-3, 4.84%, (3M LIBOR + 2.75%), 01/31/25 (f)	169,575	168,939
Playa Resorts Holding BV
Term Loan B, 4.72%, (3M LIBOR + 2.75%), 04/07/24 (f)	179,547	177,154
Reece Ltd.
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 06/01/25 (f) (g)	75,000	74,625
Rodan & Fields LLC
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 06/07/25 (f) (g)	25,000	24,985
Term Loan B, 6.07%, (3M LIBOR + 4.00%), 06/07/25 (f)	25,000	24,985
Sally Holdings LLC
Term Loan B-1, 4.24%, (3M LIBOR + 2.25%), 07/05/24 (f)	99,749	96,258
Scientific Games International Inc.
Term Loan B-5, 4.84%, (3M LIBOR + 2.75%), 08/14/24 (f)	65,156	64,668
Term Loan B-5, 4.92%, (3M LIBOR + 2.75%), 08/14/24 (f)	273,994	271,939
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 10/21/23 (f)	16,363	13,909
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 10/21/23 (f)	58,637	49,841

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
ServiceMaster Co.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 11/08/23 (f)	169,570	169,074
Shutterfly Inc.
Term Loan B-2, 4.85%, (3M LIBOR + 2.75%), 08/17/24 (f)	100,000	100,042
SIWF Holdings Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.25%), 05/25/25 (f) (i)	100,000	100,375
Spin Holdco Inc.
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 11/14/22 (f)	99,748	99,285
SRAM LLC
Term Loan B, 4.86%, (3M LIBOR + 2.75%), 03/15/24 (f)	47,551	47,373
Term Loan B, 4.92%, (3M LIBOR + 2.75%), 03/15/24 (f)	48,980	48,796
Term Loan B, 6.75%, (3M LIBOR + 2.75%), 03/15/24 (f)	2,041	2,033
Staples Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.00%), 09/12/24 (f) (g)	50,000	49,297
Stars Group Holdings BV
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 03/28/25 (f)	269,922	269,382
Incremental Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/29/25 (f) (g)	78,000	78,000
Station Casinos LLC
Term Loan B, 4.49%, (3M LIBOR + 2.50%), 05/24/23 (f)	169,564	168,763
Tenneco Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/18/25 (f) (g)	87,500	86,571
TI Group Automotive Systems LLC
Term Loan, 4.48%, (3M LIBOR + 2.75%), 06/25/22 (f)	170,000	169,787
Truck Hero Inc.
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 05/17/24 (f)	99,748	99,582
UFC Holdings LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.25%), 07/22/23 (f)	170,000	169,957
Univision Communications Inc.
Term Loan C-5, 4.84%, (3M LIBOR + 2.75%), 03/15/24 (f)	99,728	96,280
Vivid Seats Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/21/24 (f) (g)	75,000	74,344
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.25%), 05/15/22 (f) (g)	25,975	25,975
WideOpenWest Finance LLC
Term Loan B, 5.34%, (3M LIBOR + 3.25%), 08/19/23 (f)	99,749	95,011
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.75%), 05/11/25 (f) (g)	170,000	168,512
1st Lien Term Loan, 4.93%, (3M LIBOR + 2.75%), 05/11/25 (f)	50,000	49,563
WMG Acquisition Corp.
Term Loan F, 4.15%, (3M LIBOR + 2.125%), 11/01/23 (f)	170,000	168,563

		8,991,153
Consumer Staples 2.9%
Albertsons LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 05/02/23 (f) (g)	45,000	44,916
BJ’s Wholesale Club Inc.
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 01/26/24 (f)	100,000	99,900
Coty Inc.
Term Loan B, 4.28%, (3M LIBOR + 2.25%), 03/29/25 (f)	170,000	165,962
Energizer Holdings Inc.
Term Loan B, 0.00%, (3M LIBOR + 2.25%), 06/19/25 (f) (g)	37,500	37,484

	Shares/Par[1]	Value ($)
Hearthside Food Solutions LLC
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 05/17/25 (f)	170,000	168,232
JBS USA LLC
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 10/30/22 (f)	25,549	25,332
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 06/30/24 (f)	144,022	142,798
Portillo’s Holdings LLC
1st Lien Term Loan, 6.80%, (3M LIBOR + 4.50%), 08/01/21 (f)	129,663	129,718
Post Holdings Inc.
Incremental Term Loan, 4.10%, (3M LIBOR + 2.00%), 05/24/24 (f)	99,748	99,075
Sigma Bidco BV
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (f) (g)	100,000	98,938
U.S. Foods Inc.
Term Loan B, 4.00%, (3M LIBOR + 2.50%), 06/27/23 (f)	170,000	169,682

		1,182,037
Energy 1.4%
Arctic LNG Carriers Ltd.
Term Loan, 0.00%, (3M LIBOR + 4.50%), 04/21/23 (f) (g)	50,000	50,063
EG Finco Ltd.
Term Loan, 6.14%, (3M LIBOR + 4.00%), 06/30/25 (f)	199,500	197,555
HFOTCO LLC
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 06/19/25 (f) (g)	25,000	24,906
Lucid Energy Group II LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (f)	99,750	99,127
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/31/24 (f)	99,749	98,752
Traverse Midstream Partners LLC
Term Loan, 5.85%, (3M LIBOR + 4.00%), 09/22/24 (f)	100,000	99,875

		570,278
Financials 10.3%
Acrisure LLC
Term Loan B, 6.61%, (3M LIBOR + 4.25%), 11/22/23 (f)	169,573	168,832
AlixPartners LLP
Term Loan B, 5.05%, (3M LIBOR + 2.75%), 03/28/24 (f)	278,295	277,808
Alliant Holdings I Inc.
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 05/07/25 (f)	100,000	99,250
Altice US Finance I Corp.
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 07/15/25 (f)	199,496	197,876
AmWINS Group Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 01/19/24 (f)	70,814	70,450
Term Loan B, 4.76%, (3M LIBOR + 2.75%), 01/19/24 (f)	28,933	28,784
AssuredPartners Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.25%), 10/22/24 (f)	169,575	168,622
Asurion LLC
Term Loan B-4, 4.73%, (3M LIBOR + 2.75%), 08/04/22 (f)	339,118	338,270
Auris Luxembourg III SARL
Term Loan B-7, 0.00%, (3M LIBOR + 3.00%), 01/17/22 (f) (g)	170,000	170,160
BCP Renaissance Parent LLC
Term Loan B, 5.86%, (3M LIBOR + 3.50%), 09/20/24 (f)	100,000	99,734
Crown Finance US Inc.
Term Loan, 4.59%, (3M LIBOR + 2.50%), 02/05/25 (f)	199,500	197,862
Duff & Phelps Corp.
Term Loan B, 5.55%, (1M LIBOR + 3.25%), 12/04/24 (f)	49,875	49,615

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
Edelman Financial Group
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 06/26/25 (f) (g)	62,500	62,383
FinCo I LLC
Term Loan B, 4.48%, (1M LIBOR + 2.00%), 06/11/22 (f)	146,079	146,049
HUB International Ltd.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 04/25/25 (f)	200,000	198,676
Ineos US Finance LLC
Term Loan B, 4.09%, (3M LIBOR + 2.00%), 03/31/24 (f)	169,574	168,443
ION Trading Technologies S.a.r.l.
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (f) (g)	62,500	61,875
Level 3 Financing Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 02/16/24 (f)	340,000	338,725
LPL Holdings Inc.
1st Lien Term Loan B, 4.34%, (3M LIBOR + 2.25%), 09/23/24 (f)	84,786	84,257
1st Lien Term Loan B, 4.64%, (3M LIBOR + 2.25%), 09/23/24 (f)	84,786	84,257
NFP Corp.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 01/06/24 (f)	169,570	168,298
SolarWinds Holdings Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 02/06/24 (f)	169,574	169,314
Solera LLC
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 03/03/23 (f)	170,000	169,022
Telenet Financing USD LLC
Term Loan AN, 4.32%, (3M LIBOR + 2.25%), 08/31/26 (f)	170,000	168,229
TKC Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 02/08/23 (f)	169,571	168,987
Travelport Finance (Luxembourg) SARL
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 03/16/25 (f)	170,000	169,235
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.07%, (3M LIBOR + 2.00%), 05/24/23 (f)	100,000	99,229

		4,124,242
Health Care 15.9%
ADMI Corp.
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 04/03/25 (f) (g)	50,000	49,844
Air Methods Corp.
Term Loan B, 5.80%, (3M LIBOR + 3.50%), 04/12/24 (f)	170,000	162,722
Alliance Healthcare Services Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 10/20/23 (f) (g)	130,000	130,285
Alvogen Pharma US Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.75%), 04/02/22 (f) (g)	125,000	125,079
Amneal Pharmaceuticals LLC
Term Loan B, 5.63%, (3M LIBOR + 3.50%), 03/26/25 (f)	169,961	169,483
ATI Holdings Acquisition Inc.
Term Loan, 5.55%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (f)	129,669	129,507
Catalent Pharma Solutions Inc.
Term Loan B, 4.25%, (3M LIBOR + 2.25%), 05/20/21 (f)	170,000	169,760
Change Healthcare Holdings Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (f)	339,142	337,816
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.06%, (3M LIBOR + 3.00%), 06/07/23 (f)	170,000	170,053
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.00%), 01/27/21 (f)	97,619	95,191

	Shares/Par[1]	Value ($)
Concentra Inc.
1st Lien Term Loan, 4.74%, (3M LIBOR + 2.75%), 06/01/22 (f)	100,000	99,875
DaVita Inc.
Term Loan B, 4.73%, (1M LIBOR + 2.75%), 06/20/21 (f)	169,558	169,801
DJO Finance LLC
Term Loan, 5.34%, (3M LIBOR + 3.25%), 06/27/20 (f)	84,448	83,973
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/27/20 (f)	85,552	85,071
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (f)	99,748	99,499
Envision Healthcare Corp.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 12/01/23 (f)	268,804	268,245
Equian LLC
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 05/20/24 (f) (g)	50,000	49,792
ExamWorks Group Inc.
Term Loan, 5.34%, (1M LIBOR + 3.25%), 07/27/23 (f)	169,575	169,504
Genoa a QoL Healthcare Co. LLC
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 10/28/23 (f)	129,673	129,510
Gentiva Health Services Inc.
1st Lien Delayed Draw Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (f) (g)	57,692	57,260
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/20/25 (f) (g)	92,308	91,615
GHX Ultimate Parent Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 06/24/24 (f)	129,673	129,403
Global Medical Response Inc.
Term Loan B-1, 5.28%, (3M LIBOR + 3.25%), 04/28/22 (f)	169,574	164,522
Greatbatch Ltd.
1st Lien Term Loan B, 5.30%, (3M LIBOR + 3.25%), 10/27/22 (f)	167,729	167,908
Greenway Health LLC
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.75%), 02/15/24 (f)	49,874	49,781
HCA Inc.
Term Loan B-10, 4.09%, (3M LIBOR + 2.00%), 03/07/25 (f)	169,575	169,936
Jaguar Holding Co. II
Term Loan, 4.48%, (3M LIBOR + 2.50%), 08/18/22 (f)	128,442	127,688
Term Loan, 4.80%, (3M LIBOR + 2.50%), 08/18/22 (f)	140,864	140,037
Kindred Healthcare Inc.
Term Loan, 5.87%, (3M LIBOR + 3.50%), 04/09/21 (f)	170,000	169,787
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (f) (g)	50,000	49,500
Kinetic Concepts Inc.
Term Loan B, 5.55%, (3M LIBOR + 3.25%), 01/30/24 (f)	169,572	169,624
MPH Acquisition Holdings LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (f)	340,000	337,821
Ortho-Clinical Diagnostics SA
Term Loan B, 5.73%, (3M LIBOR + 3.25%), 06/30/21 (f)	200,001	199,126
Parexel International Corp.
Term Loan B, 4.84%, (3M LIBOR + 3.00%), 08/06/24 (f)	169,573	168,513
PharMerica Corp.
1st Lien Term Loan, 5.55%, (3M LIBOR + 3.50%), 09/25/24 (f)	169,575	169,204
Prestige Brands Inc.
Term Loan B-4, 3.98%, (3M LIBOR + 2.00%), 01/20/24 (f)	170,000	169,398
Prospect Medical Holdings Inc.
Term Loan B, 7.50%, (3M LIBOR + 5.50%), 02/12/24 (f)	169,575	169,151

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
RadNet Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 06/30/23 (f) (g)	50,000	50,094
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (f)	523	521
Term Loan B, 4.80%, (3M LIBOR + 2.75%), 06/30/24 (f)	169,477	169,054
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (f) (g)	87,500	87,446
Surgery Center Holdings Inc.
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/18/24 (f)	169,573	168,973
Team Health Holdings Inc.
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 01/12/24 (f)	99,747	95,758
U.S. Anesthesia Partners Inc.
Term Loan, 4.98%, (3M LIBOR + 3.00%), 06/16/24 (f)	99,748	99,324
U.S. Renal Care Inc.
Term Loan B, 6.55%, (3M LIBOR + 4.25%), 11/17/22 (f)	169,565	166,951
Valeant Pharmaceuticals International Inc.
Term Loan B, 4.98%, (3M LIBOR + 3.00%), 05/19/25 (f)	170,000	169,310

		6,402,715
Industrials 11.6%
Accudyne Industries LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 08/02/24 (f) (g)	164,823	164,282
Allflex Holdings III Inc.
1st Lien Term Loan, 5.14%, (6M LIBOR + 3.25%), 06/15/20 (f)	99,738	99,863
Avolon LLC
Term Loan B-3, 4.09%, (3M LIBOR + 2.00%), 01/15/25 (f)	170,000	167,804
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.58%, (3M LIBOR + 4.25%), 06/16/24 (f)	856	857
Term Loan, 6.61%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (f)	168,715	168,842
Brickman Group Ltd. LLC
1st Lien Term Loan, 4.98%, (1M LIBOR + 3.00%), 12/15/20 (f)	71,104	71,104
1st Lien Term Loan, 5.09%, (1M LIBOR + 3.00%), 12/15/20 (f)	58,551	58,551
Cortes NP Acquisition Corp.
Term Loan B, 6.00%, (3M LIBOR + 4.00%), 11/30/23 (f)	170,000	168,725
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.73%, (3M LIBOR + 3.75%), 06/25/22 (f)	169,564	169,635
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/09/25 (f)	2,742	2,721
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 01/31/25 (f)	90,097	89,421
Electrical Components International Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/22/25 (f) (g)	25,000	24,781
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (f)	37,500	37,172
Filtration Group Corp.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.00%), 03/27/25 (f)	169,575	169,405
Gardner Denver Inc.
Term Loan B, 5.05%, (1M LIBOR + 2.75%), 07/30/24 (f)	156,282	156,224
Gates Global LLC
Term Loan B, 5.05%, (3M LIBOR + 3.00%), 04/01/24 (f)	269,322	268,888
GFL Environmental Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 05/11/25 (f)	151,215	150,081
Harbor Freight Tools USA Inc.
Term Loan B, 4.48%, (3M LIBOR + 2.50%), 08/16/23 (f)	100,000	99,438

	Shares/Par[1]	Value ($)
Hillman Group Inc.
Delayed Draw Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/25 (f) (g)	23,741	23,637
Term Loan B, 5.48%, (1M LIBOR + 3.50%), 05/16/25 (f)	76,259	75,926
IBC Capital Ltd.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/11/23 (f) (g)	25,000	24,979
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 09/11/23 (f)	12,469	12,458
KAR Auction Services Inc.
Term Loan B-5, 4.81%, (3M LIBOR + 2.50%), 03/06/23 (f)	99,798	99,237
L&W Inc.
Term Loan B, 6.08%, (1M LIBOR + 4.00%), 05/18/25 (f) (h)	100,000	100,000
Milacron LLC
Term Loan B, 4.48%, (3M LIBOR + 2.5%), 09/23/23 (f)	170,000	168,725
Pelican Products Inc.
1st Lien Term Loan, 5.48%, (3M LIBOR + 3.50%), 04/18/25 (f)	100,000	99,750
PODS LLC
Term Loan B-3, 5.05%, (1M LIBOR + 3.00%), 11/20/24 (f)	99,749	99,200
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.84%, (3M LIBOR + 2.75%), 05/02/22 (f)	199,496	198,317
Rexnord LLC
Term Loan B, 4.34%, (3M LIBOR + 2.25%), 08/21/24 (f)	170,000	169,682
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 02/14/25 (f)	99,750	99,501
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 02/11/21 (f)	169,558	168,463
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 01/26/25 (f)	90,772	90,319
Tempo Acquisition LLC
Term Loan, 4.98%, (3M LIBOR + 3.00%), 04/20/24 (f)	269,320	267,973
Titan Acquisition Ltd.
Term Loan B, 5.09%, (3M LIBOR + 3.00%), 03/16/25 (f)	169,575	166,799
Trans Union LLC
Term Loan B-3, 3.98%, (3M LIBOR + 2.00%), 04/09/23 (f)	169,573	168,984
TransDigm Inc.
Term Loan G, 0.00%, (3M LIBOR + 2.50%), 08/22/24 (f) (g)	200,000	198,334
USI Inc.
Term Loan, 5.30%, (3M LIBOR + 3.00%), 05/16/24 (f)	99,749	99,075
USIC Holdings Inc.
Incremental Term Loan, 0.00%, (3M LIBOR + 3.25%), 12/02/23 (f) (g)	52,228	52,075
Term Loan B, 5.24%, (3M LIBOR + 3.25%), 12/09/23 (f)	6,126	6,108
Term Loan B, 5.28%, (3M LIBOR + 3.25%), 12/09/23 (f)	41,541	41,420
West Corp.
Term Loan, 5.98%, (3M LIBOR + 4.00%), 10/03/24 (f)	169,575	168,810

		4,667,566
Information Technology 12.4%
Almonde Inc.
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 04/26/24 (f)	169,573	166,418
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.23%, (1M LIBOR + 3.25%), 10/19/23 (f)	169,135	168,754
Applied Systems Inc.
1st Lien Term Loan, 5.30%, (3M LIBOR + 3.25%), 09/06/24 (f)	169,573	169,625

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (f)	98,750	98,565
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.07%, (3M LIBOR + 3.00%), 05/31/25 (f)	100,000	99,625
BMC Software Finance Inc.
1st Lien Term Loan, 5.23%, (3M LIBOR + 3.25%), 09/10/22 (f)	99,749	99,375
Cvent Inc. 1st Lien
Term Loan, 5.73%, (3M LIBOR + 3.75%), 11/30/24 (f)	49,875	49,750
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 4.99%, (1M LIBOR + 3.00%), 03/30/24 (f)	169,572	169,027
Dell International LLC
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 09/07/23 (f)	270,000	268,483
DigiCert Inc.
Term Loan B-1, 6.73%, (3M LIBOR + 4.75%), 09/19/24 (f)	169,575	169,327
DTI Holdco Inc.
Term Loan B, 6.73%, (1M LIBOR + 4.75%), 09/29/23 (f)	99,746	99,559
EVO Payments International LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/08/23 (f) (g)	170,000	169,362
First Data Corp.
Term Loan, 4.09%, (1M LIBOR + 2.00%), 04/26/24 (f)	400,000	397,356
Go Daddy Operating Co. LLC
Term Loan, 4.23%, (3M LIBOR + 2.25%), 02/15/24 (f)	169,571	168,573
Infor US Inc.
Term Loan B-6, 4.73%, (3M LIBOR + 2.75%), 02/07/22 (f)	199,495	198,348
Kronos Inc.
Term Loan B, 5.36%, (3M LIBOR + 3.00%), 11/01/23 (f)	199,500	198,965
McAfee LLC
Term Loan B, 6.47%, (3M LIBOR + 4.50%), 09/20/24 (f)	99,749	100,159
MH Sub I LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.75%), 08/09/24 (f)	99,749	99,652
Microchip Technology Inc.
Term Loan B, 4.10%, (3M LIBOR + 2.00%), 05/16/25 (f)	100,000	99,792
NeuStar Inc.
Term Loan B-4, 5.59%, (3M LIBOR + 3.50%), 08/08/24 (f)	199,497	199,497
PowerSchool
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/15/25 (f) (g) (h)	75,000	74,437
Presidio Inc.
Term Loan B, 4.73%, (3M LIBOR + 2.75%), 02/02/24 (f)	2,819	2,814
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 02/02/24 (f)	126,240	125,978
Radiate Holdco LLC
1st Lien Term Loan, 5.09%, (3M LIBOR + 3.00%), 12/09/23 (f)	99,747	98,235
Riverbed Technology Inc.
Term Loan, 5.35%, (3M LIBOR + 3.25%), 04/22/22 (f)	170,000	167,724
Rovi Solutions Corp.
Term Loan B, 4.49%, (1M LIBOR + 2.50%), 07/02/21 (f)	169,558	169,601
Sirius Computer Solutions Inc.
Term Loan, 6.23%, (3M LIBOR + 4.25%), 10/30/22 (f)	130,000	130,055
Skillsoft Corp.
1st Lien Term Loan, 6.84%, (1M LIBOR + 4.75%), 04/22/21 (f)	100,000	94,281
Sophia LP
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 09/30/22 (f)	169,564	168,716

	Shares/Par[1]	Value ($)
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (f)	90,242	90,191
SS&C Technologies Inc.
Term Loan B-3, 4.59%, (3M LIBOR + 2.50%), 02/27/25 (f)	238,537	238,403
SurveyMonkey Inc.
Term Loan, 6.81%, (3M LIBOR + 4.50%), 04/06/24 (f)	99,748	99,499
Vertafore Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.25%), 06/04/25 (f) (g)	56,250	55,864
Western Digital Corp.
Term Loan B-4, 0.00%, (3M LIBOR + 1.75%), 04/29/23 (f) (g)	170,000	169,787
WEX Inc.
Term Loan B-2, 4.35%, (3M LIBOR + 2.25%), 06/30/24 (f)	99,746	99,649

		4,975,446
Materials 9.3%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 3.98%, (3M LIBOR + 2.00%), 10/31/23 (f)	129,672	128,463
Avantor Inc.
1st Lien Term Loan, 6.09%, (3M LIBOR + 4.00%), 09/22/24 (f)	169,574	170,281
Berry Global, Inc.
Term Loan S, 3.73%, (3M LIBOR + 1.75%), 02/02/20 (f)	130,000	129,657
BWAY Holding Co.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 04/03/24 (f)	169,572	168,539
Consolidated Container Co. LLC
1st Lien Term Loan, 4.84%, (1M LIBOR + 2.75%), 05/10/24 (f)	107,977	107,761
1st Lien Term Loan, 4.84%, (1M LIBOR + 3.00%), 05/22/24 (f)	21,697	21,654
Cyanco Intermediate Corp.
Term Loan B, 5.67%, (1M LIBOR + 3.50%), 03/07/25 (f)	29,925	29,813
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.31%, (3M LIBOR + 3.00%), 12/15/23 (f)	170,000	169,123
GYP Holdings III Corp.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 05/15/25 (f)	68,792	68,219
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 05/15/25 (f)	26,208	25,990
H.B. Fuller Co.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 10/11/24 (f)	168,808	167,331
ICSH Inc.
1st Lien Term Loan, 5.24%, (3M LIBOR + 4.00%), 04/26/24 (f) (h)	89,072	88,850
Delayed Draw Term Loan, 5.24%, (3M LIBOR + 3.25%), 04/26/24 (f) (h)	5,509	5,495
Delayed Draw Term Loan, 5.26%, (3M LIBOR + 3.25%), 04/26/24 (f) (h)	1,631	1,627
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.23%, (3M LIBOR + 4.25%), 06/30/22 (f)	199,497	190,614
Kraton Polymers LLC
Term Loan, 4.48%, (3M LIBOR + 2.50%), 03/03/25 (f)	160,000	159,333
MacDermid Inc.
Term Loan B-6, 5.09%, (3M LIBOR + 3.00%), 06/07/23 (f)	100,000	100,000
Plaskolite Inc.
1st Lien Term Loan, 5.80%, (3M LIBOR + 3.50%), 11/03/22 (f)	24,103	24,012
1st Lien Term Loan, 5.82%, (3M Prime Rate + 2.50%), 11/03/22 (f)	15,897	15,838
PQ Corp.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 02/08/25 (f)	169,574	168,726
Pro Mach Group Inc.
Term Loan B, 5.02%, (3M LIBOR + 3.00%), 03/07/25 (f)	129,675	127,860

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
Proampac PG Borrower LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.50%), 11/18/23 (f)	30,549	30,348
1st Lien Term Loan, 5.53%, (3M LIBOR + 3.50%), 11/18/23 (f)	11,626	11,550
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 11/18/23 (f)	99,791	99,136
1st Lien Term Loan, 5.86%, (3M LIBOR + 3.50%), 11/18/23 (f)	27,604	27,423
1st Lien Term Loan, 7.50%, (3M Prime Rate + 2.50%), 11/18/23 (f)	430	428
Quikrete Holdings Inc.
1st Lien Term Loan, 4.73%, (3M LIBOR + 2.75%), 11/03/23 (f)	170,000	169,079
Reynolds Group Holdings Inc.
Term Loan , 4.73%, (3M LIBOR + 2.75%), 02/05/23 (f)	398,987	397,822
SIG Combibloc US Acquisition Inc.
Term Loan , 4.73%, (1M LIBOR + 3.00%), 02/03/22 (f)	99,721	99,618
Solenis International LP
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (f) (g)	62,500	62,303
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.05%, (3M LIBOR + 3.75%), 11/29/23 (f)	90,846	90,638
1st Lien Delayed Draw Term Loan, 6.08%, (3M LIBOR + 3.75%), 11/30/23 (f)	9,154	9,133
Trident TPI Holdings Inc.
Term Loan B-1, 0.00%, (3M LIBOR + 3.25%), 10/05/24 (f) (g)	50,000	49,657
Trinseo Materials Operating SCA
Term Loan, 3.98%, (3M LIBOR + 2.00%), 09/06/24 (f)	99,749	99,474
Tronox Blocked Borrower LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/15/24 (f) (g)	51,395	51,344
Tronox Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 09/11/24 (f) (g)	118,605	118,486
Univar Inc.
Term Loan B, 4.59%, (3M LIBOR + 2.50%), 07/01/24 (f)	261,039	260,245
Wilsonart LLC
Term Loan B, 5.56%, (3M LIBOR + 3.25%), 12/19/23 (f)	99,748	99,449

		3,745,319
Real Estate 1.4%
Capital Automotive LP
2nd Lien Term Loan, 8.10%, (3M LIBOR + 6.00%), 03/21/25 (f)	123,522	124,037
Communications Sales & Leasing Inc.
Term Loan B, 4.98%, (1M LIBOR + 3.00%), 10/24/22 (f)	99,747	95,134
iStar Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 06/20/23 (f) (g)	150,000	149,437
MGM Growth Properties Operating Partnership LP
Term Loan B, 4.01%, (3M LIBOR + 2.00%), 04/20/23 (f)	99,745	99,152
VICI Properties 1 LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 12/13/24 (f)	100,000	99,219

		566,979
Telecommunication Services 5.5%
Avaya Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 12/14/24 (f) (g)	50,000	50,031
CenturyLink Inc.
Term Loan B, 4.84%, (3M LIBOR + 2.75%), 01/15/25 (f)	99,749	97,630
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.36%, (1M LIBOR + 2.38%), 08/11/24 (f)	200,000	198,614
Consolidated Communications Inc.
Term Loan B, 4.99%, (1M LIBOR + 3.00%), 09/29/23 (f)	99,747	98,168

	Shares/Par[1]	Value ($)
Frontier Communications Corp.
Term Loan B-1, 0.00%, (3M LIBOR + 3.75%), 05/31/24 (f) (g)	50,000	49,360
Global Tel*Link Corp.
1st Lien Term Loan, 6.30%, (3M LIBOR + 4.00%), 05/20/20 (f)	49,855	49,958
Intelsat Jackson Holdings SA
Term Loan B-3, 5.85%, (3M LIBOR + 3.75%), 11/27/23 (f)	230,000	229,243
Maxar Technologies Ltd.
Term Loan B, 4.85%, (3M LIBOR + 2.75%), 07/07/24 (f)	269,323	268,044
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/17/24 (f) (g)	50,000	50,015
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 06/20/24 (f) (g)	122,400	122,821
1st Lien Term Loan, 6.48%, (3M LIBOR + 4.50%), 06/20/24 (f)	30,523	30,628
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (f)	339,141	337,303
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (f) (g)	87,500	87,254
Telesat Canada
Term Loan B-4, 5.31%, (3M LIBOR + 2.50%), 11/17/23 (f)	339,150	336,288
Windstream Services LLC
Term Loan B-6, 0.00%, (3M LIBOR + 4.00%), 03/29/21 (f) (g)	100,000	94,786
Ziggo Secured Finance Partnership
Term Loan E, 4.57%, (3M LIBOR + 2.50%), 04/15/25 (f)	100,000	98,813

		2,198,956
Utilities 1.0%
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (f)	199,486	199,007
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.06%, (3M LIBOR + 2.00%), 12/11/25 (f)	200,000	198,556

		397,563

Total Loan Interests (cost $38,201,923)		37,822,254

SHORT TERM INVESTMENTS 13.5%
Investment Companies 12.4%
State Street Institutional US Government Money Market Fund - Premier Class, 1.78% (j)	4,990,002	4,990,002
Securities Lending Collateral 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (j)	426,550	426,550

Total Short Term Investments (cost $5,416,552)		5,416,552

Total Investments 111.2% (cost $45,084,790)		44,689,382
Other Derivative Instruments 0.1%		47
Other Assets and Liabilities, Net (11.3)%		(4,493,527)

Total Net Assets 100.0%		40,195,902

(a)	The Fund had unfunded commitments at June 30, 2018. See the following schedule of Unfunded Commitments.
(b)

The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds’ Board of Trustees. As of June 30, 2018, the value and the percentage of net assets of these liquid securities was $609,583 and 1.5%, respectively.

(c)	All or portion of the security was on loan.
(d)	The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds’ Board of Trustees.
(e)	Security is restricted to resale to institutional investors. See the following schedule of Restricted Securities.
(f)

Security has a variable interest rate that resets periodically. Rate stated was in effect as of June 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the applicable security’s offering documents.
(g)	This loan will settle after June 30, 2018. The reference rate and spread presented will go into effect upon settlement.
(h)	Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds’ Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.
(i)

Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds’ Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

(j)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

Abbreviations:

LIBOR - London Interbank Offered Rate

Restricted Securities

	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Centene Escrow I Corp., 5.38%, 06/01/26	06/29/18	17,042	17,226	—
Community Health Systems Inc., 8.63%, 01/15/24	06/29/18	29,837	30,077	0.1

		46,879	47,303	0.1

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
DG Investment Intermediate Holdings 2 Inc. – Delayed Draw Term Loan	6,953	(69)
GFL Environmental Inc. – Delayed Draw Term Loan	18,738	(94)
ICSH Inc. – Delayed Draw Term Loan*	3,595	(53)
Mavis Tire Express Services Corp. – Delayed Draw Term Loan	16,930	(148)
Spectrum Holdings III Corp. – Delayed Draw Term Loan	9,068	(113)

	55,284	(477)

*

Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds’ Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs. See FASB ASC Topic 820 in the Notes to Financial Statements.

Futures Contracts

Reference Entity	Contracts Long (Short)[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(3)	September 2018	(358,874)	—	(1,688)
U.S. Treasury Note, 5-Year	(2)	September 2018	(228,164)	47	929

				47	(759)

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.4%
Consumer Discretionary 13.9%
Best Buy Co. Inc.	850	63,393
Comcast Corp. - Class A	3,000	98,430
Foot Locker Inc.	1,300	68,445
General Motors Co.	4,000	157,600
Macy’s Inc.	3,200	119,776
Newell Brands Inc.	3,600	92,844
Royal Caribbean Cruises Ltd.	1,300	134,680
Viacom Inc. - Class B	5,500	165,880

		901,048
Consumer Staples 7.0%
Altria Group Inc.	2,200	124,938
Archer-Daniels-Midland Co.	3,550	162,696
Campbell Soup Co. (a)	1,900	77,026
CVS Health Corp.	1,400	90,090

		454,750
Energy 12.2%
Apache Corp.	3,400	158,950
Chevron Corp.	1,300	164,359
Diamond Offshore Drilling Inc. (a) (b)	3,500	73,010
Halliburton Co.	3,100	139,686
National Oilwell Varco Inc.	2,100	91,140
Occidental Petroleum Corp.	1,200	100,416
Patterson-UTI Energy Inc.	3,700	66,600

		794,161
Financials 24.7%
Allstate Corp.	1,800	164,286
Bank of America Corp.	5,000	140,950
Bank of the Ozarks Inc.	2,500	112,600
Citigroup Inc.	2,150	143,878
Goldman Sachs Group Inc.	600	132,342
Hartford Financial Services Group Inc.	3,100	158,503
Huntington Bancshares Inc.	5,600	82,656
JPMorgan Chase & Co.	1,375	143,275
Lincoln National Corp.	2,500	155,625
Morgan Stanley	3,000	142,200
PNC Financial Services Group Inc.	450	60,795
Wells Fargo & Co.	3,100	171,864

		1,608,974
Health Care 13.3%
AbbVie Inc.	1,775	164,454
CIGNA Corp.	650	110,468
Gilead Sciences Inc.	2,300	162,932
McKesson Corp.	925	123,395
Merck & Co. Inc.	2,300	139,610
Pfizer Inc.	4,500	163,260

		864,119
Industrials 10.0%
Caterpillar Inc.	1,150	156,020
Delta Air Lines Inc.	2,700	133,758
Lockheed Martin Corp.	200	59,086
Spirit Aerosystems Holdings Inc. - Class A	1,550	133,160
Terex Corp.	1,600	67,504
Textron Inc.	1,500	98,865

		648,393
Information Technology 11.9%
Alliance Data Systems Corp.	300	69,960
Apple Inc.	400	74,044
Avnet Inc.	3,100	132,959
Cisco Systems Inc.	2,600	111,878
HP Inc.	3,000	68,070
Intel Corp.	1,200	59,652
International Business Machines Corp.	900	125,730
Microsoft Corp.	1,350	133,124

		775,417
Materials 1.7%
Nucor Corp.	1,800	112,500
Telecommunication Services 2.5%
AT&T Inc.	5,100	163,761

	Shares/Par[1]	Value ($)
Utilities 2.2%
AES Corp.	4,800	64,368
Edison International	1,200	75,924

		140,292

Total Common Stocks (cost $6,471,468)		6,463,415

SHORT TERM INVESTMENTS 3.2%
Investment Companies 0.9%
State Street Institutional US Government Money Market Fund - Premier Class, 1.78% (c)	57,009	57,009
Securities Lending Collateral 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (c)	153,700	153,700

Total Short Term Investments (cost $210,709)		210,709

Total Investments 102.6% (cost $6,682,177)		6,674,124
Other Assets and Liabilities, Net (2.6)%		(171,039)

Total Net Assets 100.0%		6,503,085

(a)	All or portion of the security was on loan.
(b)	Non-income producing security.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.5%
Consumer Discretionary 19.0%
American Axle & Manufacturing Holdings Inc. (a)	8,200	127,592
Best Buy Co. Inc.	975	72,716
Foot Locker Inc.	1,600	84,240
Helen of Troy Ltd. (a)	1,200	118,140
Macy’s Inc.	2,600	97,318
Meredith Corp.	1,600	81,600
Newell Brands Inc.	3,900	100,581
Penske Automotive Group Inc.	1,400	65,590
Royal Caribbean Cruises Ltd.	1,250	129,500
Tupperware Brands Corp.	3,000	123,720
Viacom Inc. - Class B	1,900	57,304

		1,058,301
Consumer Staples 4.2%
Campbell Soup Co. (b)	2,200	89,188
Ingredion Inc.	1,300	143,910

		233,098
Energy 10.4%
Apache Corp.	1,400	65,450
Diamond Offshore Drilling Inc. (a) (b)	3,300	68,838
Helix Energy Solutions Group Inc. (a)	7,200	59,976
National Oilwell Varco Inc.	1,400	60,760
Patterson-UTI Energy Inc.	4,700	84,600
PBF Energy Inc. - Class A	3,200	134,176
Superior Energy Services Inc. (a)	10,800	105,192

		578,992
Financials 21.4%
Allstate Corp.	1,200	109,524
American Financial Group Inc.	1,300	139,529
Bank of the Ozarks Inc.	3,000	135,120
Hartford Financial Services Group Inc.	2,700	138,051
Huntington Bancshares Inc.	9,200	135,792
Janus Henderson Group Plc	4,350	133,675
Lincoln National Corp.	2,200	136,950
Reinsurance Group of America Inc.	1,000	133,480
TCF Financial Corp.	5,400	132,948

		1,195,069
Health Care 8.3%
CIGNA Corp.	500	84,975
Lifepoint Health Inc. (a)	2,200	107,360
Magellan Health Services Inc. (a)	1,000	95,950
McKesson Corp.	900	120,060
Owens & Minor Inc.	3,400	56,814

		465,159
Industrials 14.2%
Delta Air Lines Inc.	1,600	79,264
Esterline Technologies Corp. (a)	1,100	81,180
Kennametal Inc.	3,900	140,010
Spirit Aerosystems Holdings Inc. - Class A	1,700	146,047
Steelcase Inc. - Class A	7,300	98,550
Terex Corp.	3,300	139,227
Textron Inc.	1,600	105,456

		789,734
Information Technology 8.6%
Avnet Inc.	3,450	147,970
Belden Inc.	1,800	110,016
CACI International Inc. - Class A (a)	400	67,420
Semtech Corp. (a)	2,100	98,805
Teradyne Inc.	1,500	57,105

		481,316
Materials 7.6%
Allegheny Technologies Inc. (a)	2,100	52,752
Nucor Corp.	900	56,250
Olin Corp.	3,900	112,008
Reliance Steel & Aluminum Co.	1,400	122,556
Steel Dynamics Inc.	1,700	78,115

		421,681
Real Estate 1.1%
Regency Centers Corp.	1,000	62,080

	Shares/Par[1]	Value ($)
Utilities 4.7%
AES Corp.	4,100	54,981
Edison International	1,300	82,251
PNM Resources Inc.	3,150	122,535

		259,767

Total Common Stocks (cost $5,504,547)		5,545,197

SHORT TERM INVESTMENTS 3.5%
Investment Companies 0.7%
State Street Institutional US Government Money Market Fund - Premier Class, 1.78% (c)	40,808	40,808
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95% (c)	153,625	153,625

Total Short Term Investments (cost $194,433)		194,433

Total Investments 103.0% (cost $5,698,980)		5,739,630
Other Assets and Liabilities, Net (3.0)%		(166,021)

Total Net Assets 100.0%		5,573,609

(a)	Non-income producing security.
(b)	All or portion of the security was on loan.
(c)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Schedules of Investments (Unaudited)

June 30, 2018

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.8%
Consumer Discretionary 16.7%
American Axle & Manufacturing Holdings Inc. (a)	8,400	130,704
Helen of Troy Ltd. (a)	1,500	147,675
Meredith Corp.	2,200	112,200
Penske Automotive Group Inc.	2,925	137,036
Skechers U.S.A. Inc. - Class A (a)	4,200	126,042
Superior Industries International Inc.	3,200	57,280
Tower International Inc.	3,400	108,120
Tupperware Brands Corp.	3,100	127,844

		946,901
Consumer Staples 2.6%
Cott Corp.	5,700	94,335
Ingredion Inc.	500	55,350

		149,685
Energy 9.1%
Helix Energy Solutions Group Inc. (a)	16,100	134,113
Patterson-UTI Energy Inc.	5,500	99,000
PBF Energy Inc. - Class A	3,300	138,369
Superior Energy Services Inc. (a)	14,700	143,178

		514,660
Financials 17.8%
Banc of California Inc.	7,500	146,625
BofI Holding Inc. (a)	2,700	110,457
FCB Financial Holdings Inc. - Class A (a)	1,900	111,720
Independent Bank Corp.	1,800	141,120
Janus Henderson Group Plc	3,000	92,190
Reinsurance Group of America Inc.	400	53,392
Renasant Corp.	3,000	136,560
Sterling Bancorp	4,100	96,350
TCF Financial Corp.	5,000	123,100

		1,011,514
Health Care 9.8%
Hill-Rom Holdings Inc.	650	56,771
Integer Holdings Corp. (a)	1,800	116,370
Lifepoint Health Inc. (a)	2,800	136,640
Magellan Health Services Inc. (a)	1,500	143,925
Owens & Minor Inc.	6,300	105,273

		558,979
Industrials 18.8%
Aerojet Rocketdyne Holdings Inc. (a)	2,950	86,996

	Shares/Par[1]	Value ($)
Apogee Enterprises Inc.	2,500	120,425
Esterline Technologies Corp. (a)	1,000	73,800
GATX Corp.	1,775	131,758
Kennametal Inc.	4,000	143,600
SkyWest Inc.	2,600	134,940
Steelcase Inc. - Class A	6,500	87,750
Terex Corp.	3,600	151,884
Triumph Group Inc.	7,100	139,160

		1,070,313
Information Technology 17.1%
Belden Inc.	2,400	146,688
Benchmark Electronics Inc.	2,900	84,535
CACI International Inc. - Class A (a)	850	143,267
CSG Systems International Inc.	2,100	85,827
Electronics for Imaging Inc. (a)	1,700	55,352
Photronics Inc. (a)	6,200	49,445
Semtech Corp. (a)	2,800	131,740
SYNNEX Corp.	925	89,272
Teradyne Inc.	1,800	68,526
Verint Systems Inc. (a)	2,600	115,310

		969,962
Materials 4.1%
Allegheny Technologies Inc. (a)	3,100	77,872
Olin Corp.	3,500	100,520
Reliance Steel & Aluminum Co.	650	56,901

		235,293
Real Estate 1.7%
Kite Realty Group Trust	5,600	95,648
Utilities 2.1%
PNM Resources Inc.	3,000	116,700

Total Common Stocks (cost $5,518,502)		5,669,655

SHORT TERM INVESTMENTS 0.2%
Investment Companies 0.2%
State Street Institutional US Government Money Market Fund - Premier Class, 1.78% (b)	12,348	12,348

Total Short Term Investments (cost $12,348)		12,348

Total Investments 100.0% (cost $5,530,850)		5,682,003
Other Assets and Liabilities, Net 0.0%		1,933

Total Net Assets 100.0%		5,683,936

(a)	Non-income producing security.
(b)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Assets and Liabilities (Unaudited)

June 30, 2018

	PPM Floating Rate Income Fund	PPM Large Cap Value Fund	PPM Mid Cap Value Fund	PPM Small Cap Value Fund
Assets
Investments - unaffiliated, at value	$44,689,382	$6,674,124	$5,739,630	$5,682,003
Variation margin on futures contracts	47	—	—	—
Cash	51,375	—	—	1,381
Receivable from:
Investment securities sold	146,039	—	—	1,345
Fund shares sold	136,971	—	—	—
Dividends and interest	72,608	11,881	11,586	7,230
Adviser	12,196	1,995	1,800	1,792
Deposits with brokers and counterparties	4,961	—	—	—

Total assets	45,113,579	6,688,000	5,753,016	5,693,751

Liabilities
Distributions payable	136,971	—	—	—
Payable for:
Investment securities purchased	4,310,976	22,879	17,503	978
Return of securities loaned	426,550	153,700	153,625	—
Advisory fees	18,182	3,260	3,279	3,827
Administrative fees	3,306	544	468	478
Board of trustee fees	3,611	576	576	576
Chief compliance officer fees	1,806	288	288	288
Other expenses	16,275	3,668	3,668	3,668

Total liabilities	4,917,677	184,915	179,407	9,815

Net assets	$40,195,902	$6,503,085	$5,573,609	$5,683,936

Net assets consist of:
Paid-in capital	$40,599,366	$6,477,338	$5,499,779	$5,499,781
Undistributed (excess of distributions over) net investment income (loss)	(823)	21,158	15,654	9,513
Accumulated net realized gain (loss)	(5,996)	12,642	17,526	23,489
Net unrealized appreciation (depreciation) on investments and foreign currency	(396,645)	(8,053)	40,650	151,153

Net assets	$40,195,902	$6,503,085	$5,573,609	$5,683,936

Net assets	$40,195,902	$6,503,085	$5,573,609	$5,683,936
Institutional class shares outstanding	4,073,214	647,734	549,978	549,978
Net asset value per share	$9.87	$10.04	$10.13	$10.33

Investments - unaffiliated, at cost	$45,084,790	$6,682,177	$5,698,980	$5,530,850
Securities on loan included in investments - unaffiliated, at value	418,879	150,036	149,918	—

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Operations (Unaudited)

For the Period Ended June 30, 2018

	PPM Floating Rate Income Fund(a)	PPM Large Cap Value Fund(a)	PPM Mid Cap Value Fund(a)	PPM Small Cap Value Fund(a)
Investment income
Dividends	$—	$28,724	$23,605	$18,619
Foreign taxes withheld	—	—	—	(45)
Interest	218,381	680	567	569

Total investment income	218,381	29,404	24,172	19,143

Expenses
Advisory fees	30,241	6,597	6,624	7,700
Administrative fees	5,498	1,099	946	963
Legal fees	6,018	961	961	961
Transfer agent fees	4,375	1,769	1,769	1,769
Board of trustee fees	3,611	576	576	576
Chief compliance officer fees	1,806	288	288	288
Registration and filing fees	4,514	720	720	720
Other expenses	1,367	218	218	218

Total expenses	57,430	12,228	12,102	13,195
Expense waiver	(18,950)	(3,982)	(3,584)	(3,565)

Net expenses	38,480	8,246	8,518	9,630

Net investment income (loss)	179,901	21,158	15,654	9,513

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments - unaffiliated	(1,534)	12,642	17,526	23,489
Futures contracts	(4,462)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated	(395,886)	(8,053)	40,650	151,153
Futures contracts	(759)	—	—	—

Net realized and unrealized gain (loss)	(402,641)	4,589	58,176	174,642

Change in net assets from operations	$(222,740)	$25,747	$73,830	$184,155

(a)	Period from commencement of operations on May 1, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Statements of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2018

	PPM Floating Rate Income Fund(a)	PPM Large Cap Value Fund(a)	PPM Mid Cap Value Fund(a)	PPM Small Cap Value Fund(a)
Operations
Net investment income (loss)	$179,901	$21,158	$15,654	$9,513
Net realized gain (loss)	(5,996)	12,642	17,526	23,489
Net change in unrealized appreciation (depreciation)	(396,645)	(8,053)	40,650	151,153

Change in net assets from operations	(222,740)	25,747	73,830	184,155

Distributions to shareholders
From net investment income Institutional class	(180,724)	—	—	—

Total distributions to shareholders	(180,724)	—	—	—

Share transactions[1]
Proceeds from the sale of shares Institutional class	40,407,642	6,466,338	5,488,779	5,488,781
Reinvestment of distributions Institutional class	180,724	—	—	—

Change in net assets from share transactions	40,588,366	6,466,338	5,488,779	5,488,781

Change in net assets	40,184,902	6,492,085	5,562,609	5,672,936
Net assets beginning of period	11,000	11,000	11,000	11,000

Net assets end of period	$40,195,902	$6,503,085	$5,573,609	$5,683,936

Undistributed (excess of distributions over) net investment income (loss)	$(823)	$21,158	$15,654	$9,513

[1]Share transactions
Shares sold
Institutional class	4,053,825	646,634	548,878	548,878
Reinvestment of distributions
Institutional class	18,289	—	—	—

Change in shares
Institutional class	4,072,114	646,634	548,878	548,878

Purchases and sales of long term investments
Purchase of securities	$42,118,147	$6,728,358	$5,769,044	$5,755,291
Proceeds from sales of securities	$3,179,766	$269,532	$282,022	$260,279

(a)	Period from commencement of operations on May 1, 2018.

See accompanying Notes to Financial Statements.

PPMFunds

Financial Highlights (Unaudited)

For a Share Outstanding

		Increase (decrease) from investment operations			Distributions from				Supplemental data		Ratios(a)
Period ended	Net asset value, beginning of period($)	Net investment income (loss)($)(b)	Net realized & unrealized gains (losses)($)	Total from investment operations($)	Net investment income($)	Net realized gains on investment transactions($)	Net asset value, end of period($)	Total return(%) (c)	Net assets, end of period ($)	Portfolio turnover (%)	Net expenses to average net assets(%)	Total expenses to average net assets(%)	Net investment income (loss) to average net assets(%)
PPM Floating Rate Income Fund
Institutional Class
06/30/18 *	10.00	0.05	(0.23)	(0.18)	0.05	—	9.87	(0.81)	40,195,902	8	0.70	1.04	3.27
PPM Large Cap Value Fund
Institutional Class
06/30/18 *	10.00	0.03	0.01	0.04	—	—	10.04	0.40	6,503,085	4	0.75	1.11	1.92
PPM Mid Cap Value Fund
Institutional Class
06/30/18 *	10.00	0.03	0.10	0.13	—	—	10.13	1.30	5,573,609	5	0.90	1.28	1.65
PPM Small Cap Value Fund
Institutional Class
06/30/18 *	10.00	0.02	0.31	0.33	—	—	10.33	3.30	5,683,936	5	1.00	1.37	0.99

*	Commenced operations on May 1, 2018.
(a)	Annualized for periods less than one year.
(b)	Calculated using the average shares method.
(c)	Total return assumes reinvestment of all distributions for the period. Total return is not annualized for periods less than one year.

See accompanying Notes to Financial Statements.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

NOTE 1. ORGANIZATION

PPM Funds (the “Trust”) is an open-ended management investment company, organized under the laws of the Commonwealth of Massachusetts, by a Declaration of Trust, dated November 9, 2017, as amended and restated March 12, 2018. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (“the 1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (“the 1933 Act”). The Trust consists of nine series (collectively, the “Funds” and each individually a “Fund”): PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund, PPM Strategic Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund. The Funds initially intend to offer only Institutional Class shares. Each Fund represents shares of beneficial interest in a separate portfolio of securities and other assets, each with its own investment objective, policies and strategies. PPM Floating Rate Income Fund, PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund commenced operations on May 1, 2018. See Note 12. Subsequent Events footnote for further discussion of fund activities after June 30, 2018. The Funds are classified as diversified under the 1940 Act, except PPM Floating Rate Income Fund, which is classified as a non-diversified fund.

PPM America, Inc. (“PPM” or “Adviser”) serves as the investment adviser of the Funds, with responsibility for the professional investment supervision and management of the Funds. The Adviser is an indirect, wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial, Inc., a company whose principal place of business is in the United States of America. Jackson National Asset Management LLC (“JNAM” or “Administrator”), an affiliate of PPM, serves as the administrator. JNAM is an indirect wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”), a US-based financial services company, which in turn is an indirect wholly-owned subsidiary of Prudential plc.

The initial shares of each Fund were sold to PPM at a net asset value of $10.00 per share (aggregate purchase amount of $100,000). As of June 30, 2018, PPM or affiliates under common ownership owned 100% of the outstanding shares of beneficial interest in each of the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed significant, the Board is promptly notified of the fair valuation.

The net asset value (“NAV”) of a Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from the Adviser, a broker/dealer, a widely used quotation system or other approved third party sources. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources, determining the fair value of an investment. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. In general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. There can be no assurance, however, that a fair value determination made by the Valuation Committee in accordance with the Funds’ valuation procedures will accurately reflect an investment’s value upon its current sale.

Distributions to Shareholders. Dividends from net investment income are declared daily and paid monthly for PPM Floating Rate Income Fund. PPM Large Cap Value Fund, PPM Mid Cap Value Fund and PPM Small Cap Value Fund declare and pay dividends from net investment income, if any, annually. Distributions of net realized capital gains, if any, are declared and distributed at least annually for all the Funds only to the extent they exceeded available capital loss carryovers. The amount and timing of distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Other Service Providers. State Street Bank and Trust Company (“State Street” or “Custodian”) acts as custodian and securities lending agent for the Funds. The custodian has custody of all securities and cash of the Trust maintained in the United States and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Trust.

The Trust has entered into a Transfer Agency Agreement and Shareholder Services Agreement with UMB Fund Services, Inc. UMB Fund Services, Inc. will be the transfer agent and dividend disbursing agent of all shares.

Security Transactions and Investment Income. Security transactions are recorded on the trade date for financial reporting purposes. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Corporate actions involving foreign securities, including dividends, are recorded when the information becomes available. Income received in lieu of dividends for securities loaned is included in dividends in the Statements of Operations. Interest income, including level-yield amortization of discounts and premiums on debt securities and convertible bonds, is accrued daily. A Fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Realized gains and losses are determined on the specific identification basis.

Expenses. Expenses are recorded on an accrual basis. Expenses of the Trust that are directly attributable to a specific Fund are charged to that Fund. Other Trust level expenses are allocated to the Funds based on the average daily net assets of each Fund.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments or foreign currency purchases and repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretations of tax rules and regulations that exist in the markets in which the Funds invest. When a capital gains tax is determined to apply, a Fund will record an estimated tax liability in an amount that may be payable if the securities were disposed of on the valuation date. The estimated liability is recorded as deferred foreign capital gains tax liability in the Statements of Assets and Liabilities. Foreign capital gains tax paid and the current year’s change in deferred foreign capital gains tax liability are recorded in net realized gain (loss) on investments - unaffiliated and net change in unrealized appreciation (depreciation) on investments—unaffiliated, respectively, in the Statements of Operations.

Guarantees and Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. FASB ASC TOPIC 820, “FAIR VALUE MEASUREMENT”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

Level 3 includes valuations determined from significant unobservable inputs including the Administrator’s own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of June 30, 2018, by valuation level.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Other ($)	Total ($)
PPM Floating Rate Income Fund
Assets - Securities
Corporate Bonds And Notes	—	1,450,576	—	—	1,450,576
Loan Interests	—	37,451,845	370,409	—	37,822,254
Short Term Investments	5,416,552	—	—	—	5,416,552

	5,416,552	38,902,421	370,409	—	44,689,382
Liabilities - Securities
Loan Interests[2]	—	(424)	(53)	—	(477)

	—	(424)	(53)	—	(477)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	929	—	—	—	929

	929	—	—	—	929
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,688)	—	—	—	(1,688)

	(1,688)	—	—	—	(1,688)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	6,463,415	—	—	—	6,463,415
Short Term Investments	210,709	—	—	—	210,709

	6,674,124	—	—	—	6,674,124
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,545,197	—	—	—	5,545,197
Short Term Investments	194,433	—	—	—	194,433

	5,739,630	—	—	—	5,739,630
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	5,669,655	—	—	—	5,669,655
Short Term Investments	12,348	—	—	—	12,348

	5,682,003	—	—	—	5,682,003

[1]	Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.
[2]

Unfunded commitments in PPM Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2018.

NOTE 4. SECURITIES AND OTHER INVESTMENTS

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with the Funds’ custodian. State Street serves as custodian and securities lending agent to the Funds. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is generally delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. Certain Funds receive non-cash collateral in the form of securities received, which the Funds may not sell or re-pledge and accordingly are not reflected in the Statements of Assets and Liabilities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Cash collateral received from the borrower is recorded in the Statements of Assets and Liabilities as payable for return of securities loaned. Investments acquired with such cash collateral are reported as Investments - unaffiliated, at value on the Statements of Assets and Liabilities. The value of securities on loan is disclosed as Securities on loan included in investments - unaffiliated, at value on the Statements of Assets and Liabilities. Each Fund’s net exposure to a borrower is determined by the amount of any excess or shortfall in cash collateral received compared to the value of securities on loan.

U.S. Government Agencies or Government Sponsored Enterprises. Certain Funds may invest in U.S. government agencies or government sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (“U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest paying securities of similar maturities.

Government-related guarantors (i.e., guarantors that are not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers, which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

FNMA and FHMLC were placed into conservatorship by the Federal Housing Finance Agency (“FHFA”). As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and each enterprise’s assets. In connection with the conservatorship, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with FNMA and FHLMC. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received senior preferred stock in each enterprise and warrants to purchase each enterprise’s common stock. The U.S. Treasury created a new secured lending facility, which is available to FNMA and FHLMC as a liquidity backstop and created a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

Unregistered Securities. A Fund may own certain investment securities that are unregistered and thus restricted as to resale. These securities may also be referred to as “private placements”. Unregistered securities may be “illiquid” because there is no readily available market for sale of the securities. Where future dispositions of the securities require registration under the 1933 Act, the Funds have the right to include those securities in such registration generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

Senior and Junior Loans. Certain Funds may invest in Senior loans or secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior loans”) which are purchased or sold on a when-issued or delayed-delivery basis and may be settled a month or more after the trade date. Interest income on these loans is accrued based on the terms of the securities. Senior and Junior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily. Net unrealized appreciation/depreciation on unfunded commitments is reflected in other assets or payable for investment securities purchased in the Statements of Assets and Liabilities, as applicable, and unrealized appreciation (depreciation) on investments - unaffiliated in the Statements of Operations.

NOTE 5. INVESTMENT TRANSACTION AGREEMENTS AND COLLATERAL

Under various agreements, certain investment transactions require collateral to be pledged to or from a Fund and a counterparty or segregated at the custodian and the collateral is managed pursuant to the terms of the agreement. U.S. Treasury Bills and U.S. dollars are generally the preferred forms of collateral, although other forms of high quality or sovereign securities may be used. Securities held by a Fund that are used as collateral are identified as

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

such within the Schedules of Investments. Collateral for OTC financial derivative transactions paid to or received from brokers and counterparties is included in receivable from deposits with brokers and counterparties or payable for deposits from counterparties in the Statements of Assets and Liabilities, as applicable.

Counterparty Agreements. Certain Funds enter into to various types of agreements with counterparties, which govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. A Fund may net exposure and collateralize multiple transaction types governed by the same agreement with the same counterparty and may close out and net its total exposure to a counterparty in the event of a default and/or termination event with respect to all the transactions governed under a single agreement with a counterparty. Each agreement defines whether the Fund is contractually able to net settle daily payments. Additionally, certain circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, may prohibit or restrict the right of offset as defined in the agreements.

These agreements also help limit credit and counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral) governed under the relevant agreement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of agreement. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant agreement. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds’ Adviser attempts to limit counterparty risk by only entering into agreements with counterparties that the Adviser believes to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For swap agreements executed with a Derivatives Clearing Organization (“DCO”) in a multilateral or other trade facility platform (“centrally cleared swaps”), counterparty risk is reduced by shifting exposure from the counterparty to the DCO. Additionally, the DCO has broad powers to provide an orderly liquidation in the event of a default.

International Swaps and Derivatives Association Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”). ISDA Master Agreements govern OTC financial derivative transactions entered into by a Fund’s Adviser and select counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, events of default, termination and maintenance of collateral. Termination includes conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election of early termination could be material to the financial statements. In the event of default, the total financial derivative value exposure will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty. The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC derivative instrument.

Customer Account Agreements. Customer Account Agreements and related addendums govern exchange traded or centrally cleared derivative transactions such as futures, options on futures and centrally cleared derivatives. If a Fund transacts in exchange traded or centrally cleared derivatives, the Adviser is a party to agreements with (1) a Futures Commissions Merchant (“FCM”) in which the FCM facilitates the execution of the exchange traded and centrally cleared derivative with the DCO and (2) with an executing broker/swap dealer to agree to the terms of the swap and resolution process in the event the centrally cleared swap is not accepted for clearing by the designated DCO. Exchange traded and centrally cleared derivatives transactions require posting an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin” as determined by each relevant clearing agency and is segregated at an FCM which is registered with the Commodity Futures Trading Commission (“CFTC”) or the applicable regulator. The Fund receives from, or pays to, the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as the “variation margin”. For certain exchanges or DCOs, variation margin may include more than one day’s fluctuation in the value of the contracts. Variation margin on the Statements of Assets and Liabilities may include variation margin on closed unsettled derivative transactions. Variation margin received may not be netted between exchange traded and centrally cleared derivatives. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to the Fund’s assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk.

Prime Brokerage Arrangements and Other Securities Borrowing Agreements. Certain Funds may enter into Prime Brokerage Arrangements or Securities Borrowing Agreements to facilitate execution and/or clearing of listed equity option transactions or short sales of securities between the Fund and select counterparties. The arrangements provide general guidelines surrounding the rights, obligations and other events, including but not limited to, margin, execution and settlement. These arrangements maintain provisions for, among other things, payments, maintenance of collateral, events of default, and termination. Cash margin and securities delivered as collateral are typically in the possession of the prime broker or lending agent and offset any obligations due to the prime broker or lending agent. Cash collateral held at the prime broker is reflected in Cash collateral segregated for short sales in the Statements of Assets and Liabilities. In the event of default, the value of securities sold short will be offset against collateral exchanged to date, which would result in a net receivable/(payable) that would be due from/to the counterparty.

NOTE 6. FINANCIAL DERIVATIVE INSTRUMENTS

FASB ASC Topic 815, “Derivatives and Hedging”. This standard requires for enhanced qualitative disclosure about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments, as well as quantitative disclosures in the semi-annual and annual financial statements about fair value, gains and losses, and volume of activity for derivative instruments. Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure may be categorized as credit, equity price, interest rate and foreign currency exchange rate risk. The objectives, strategies and underlying risks for futures held by PPM Floating Rate Income Fund are discussed in the following paragraphs.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

Futures Contracts. PPM Floating Rate Income Fund entered into futures contracts to hedge changes in interest rates. A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date. Variation margin is recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized. Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in value of the securities held by the Fund or the change in the value of an underlying entity and the prices of the futures contracts and the possibility the Fund may not be able to enter into a closing transaction because of an illiquid market. With futures, counterparty risk to the Fund is reduced because futures contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the futures contracts against default.

At June 30, 2018, variation margin related to futures contracts is reflected as variation margin on futures contracts in the Statement of Assets and Liabilities. None of the futures contracts held by the Fund are subject to master netting agreements or a similar agreement and are not eligible for offset in the Statement of Assets and Liabilities as of June 30, 2018. During the period ended June 30, 2018, realized gain, loss and change in unrealized appreciation (depreciation) on futures contracts is reflected for such investments in the Statement of Operations. A Fund’s net exposure for futures contracts is the variation margin on futures contracts in addition to any collateral pledged for the initial margin on the futures contracts. At June 30, 2018, the Fund had $4,961 cash pledged as collateral for futures contracts. The futures contracts outstanding as of June 30, 2018, as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Statement of Operations serve as indicators of the volume of activity for the Fund. For the period ended June 30, 2018, the average outstanding notional amount of futures at each month end was $635,570.

NOTE 7. INVESTMENT RISKS AND REGULATORY MATTERS

Market and Volatility Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”). Additionally, prices of financial instruments may fluctuate over short periods or extended periods of time in response to company, market, economic or political news (“volatility risk”). Equity securities generally have more price volatility than fixed-income securities, and long term fixed-income securities normally have more price volatility than short term fixed-income securities. Certain Funds may invest in derivatives to hedge a Fund’s portfolio as well as for investment purposes which may increase volatility. Volatility may cause a Fund’s net asset value per share to experience significant appreciation or depreciation in value over short periods of time.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market. For example, this may be due to changes in the regulatory or competitive environment or to changes in investor perceptions regarding a sector. Because a Fund may allocate relatively more assets to certain sectors than others, a Fund’s performance may be more susceptible to any developments which affect those sectors emphasized by a Fund.

Concentration Risk. To the extent that the Funds focus on particular countries, regions, industries, sectors, issuers, types of investment or a limited number of securities from time to time, a Fund may be subject to greater risks of adverse economic, business or political developments in such areas of focus than a Fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Interest Rate Risk. When interest rates increase, fixed-income securities generally will decline in value. A wide variety of factors can cause interest rates to rise such as central bank monetary policies, inflation rates and general economic conditions. Fixed-income securities with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

Prepayment Risk. During periods of falling interest rates, there is the risk that a debt security with a high stated interest rate will be prepaid before its expected maturity date and that a Fund may have to reinvest the proceeds in an investment that may have a lower interest rate. In addition, prepayment rates are difficult to predict and the potential impact of prepayment on the price of a debt instrument depends on the terms of the instrument.

Credit and Counterparty Risk. In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to failure of the other party to a transaction to perform (“credit risk”). Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of investments and cash due from counterparties (“counterparty risk”). The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets is incorporated within their carrying value as recorded in the Funds’ Statements of Assets and Liabilities. For certain derivative contracts, the potential loss could exceed the value of the financial assets recorded in the financial statements.

Senior and Junior Loan Risk. When a Fund invests in a loan or participation, the Fund is subject to the risk that an intermediate participant between the Fund and the borrower will fail to meet its obligations to the Fund, in addition to the risk that the borrower under the loan may default on its obligations. Senior and Junior loans typically have below investment grade credit ratings, which ratings are associated with securities having higher risk and speculative characteristics. The Fund is also subject to the risk that the agent bank administering the loan may fail to meet its obligations.

Cybersecurity Risk. Cyber-attacks could disrupt daily operations related to trading and portfolio management. In addition, technology disruptions and cyber-attacks may impact the operations or securities prices of an issuer or a group of issuers, and thus may have an adverse impact on the value of a Fund’s investments. Cyber-attacks on a Fund’s Adviser and service providers could cause business failures or delays in daily processing and a Fund may not be able to issue a NAV per share. As a result, cyber-attacks could impact the performance of a Fund.

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

NOTE 8. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Advisory and Administrative Fees. The Trust has entered into an Investment Advisory and Management Agreement (the “Investment Advisory Agreement”) with PPM. Subject to the oversight of the Board, PPM is responsible for managing the affairs of the Trust including, but not limited to, continuously providing the Trust with investment advice and business management to the Funds either directly or through others. The Investment Advisory Agreement was effective upon the Funds’ commencement of operations. Pursuant to the Investment Advisory Agreement, PPM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.55% of the average daily net assets of PPM Floating Rate Income Fund, 0.60% of the average daily net assets of PPM Large Cap Value Fund, 0.70% of the average daily net assets of PPM Mid Cap Value Fund and 0.80% of the average daily net assets of PPM Small Cap Value Fund.

The Trust has entered into an Administration Agreement with JNAM. Pursuant to the Administration Agreement, JNAM receives an annual fee accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Fund. JNAM will provide or procure all necessary administrative functions and services for the operation of the Funds. This includes, among other things, fund accounting; calculation of the daily NAV of each Fund; monitoring the Funds’ operations; calculating monthly total return; compliance monitoring and preparing financial statements and regulatory filings of the Trust. In addition, JNAM, at its own expense, arranges for legal, audit, custody (except overdraft and interest expense), printing and mailing of financial statements and prospectuses, a portion of the Chief Compliance Officer costs, and other services necessary for the operation of the Funds. Each Fund is responsible for payment for investment advisory services; transfer agency services; trading expenses including brokerage commissions; interest expenses; taxes; costs and expenses associated with short sales; nonrecurring and extraordinary expenses; registration fees; license fees; trustees’ and officers’ insurance; the fees and expenses of the independent Trustees; independent legal counsel to the independent Trustees; and a portion of the costs associated with the Chief Compliance Officer.

Advisory Fee Waivers. The Trust and the Adviser have entered into an Expense Limitation Agreement whereby PPM has contractually agreed to waive a portion of its management fee and/or reimburse other expenses for each of the Funds to the extent necessary to limit the annualized operating expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales, indirect expenses of investing in other investment companies, and extraordinary expenses) to 0.70% for PPM Floating Rate Income Fund, 0.75% for PPM Large Cap Value Fund, 0.90% for PPM Mid Cap Value Fund and 1.00% for PPM Small Cap Value Fund for an initial term expiring on April 30, 2019. Any waived amounts are not subject to future recoupment by the Adviser.

Security Transactions. Security transactions may occur in the Funds where both the buyer and seller of the security are Funds for which PPM serves as the Adviser. Such transactions occur to eliminate transaction costs normally associated with security trading activity. Such transactions are subject to compliance with Rule 17a-7 under the 1940 Act (“Rule 17a-7 transactions”) and are reviewed by the Board. Rule 17a-7 transactions are executed at current market price. There were no 17a-7 transactions that were deemed significant by the Administrator during the period ended June 30, 2018.

NOTE 11. INCOME TAX MATTERS

Each Fund is treated as a separate tax payer for federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to RICs. Therefore, no federal income tax provision is required.

The following information for the Funds is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing and character differences in recognizing certain gains and losses on investment transactions. Permanent differences between financial statement and federal income tax reporting are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, premium amortization or paydown reclassifications, reclassifications on the sale of passive foreign investment company (“PFIC”), net operating losses, accounting treatment of notional principal contracts and partnerships, equalization and other distribution adjustments. These reclassifications have no impact on net assets.

As of June 30, 2018, the cost of investments and the components of net unrealized appreciation (depreciation) for the Funds were as follows:

	Tax Cost of Investments($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Floating Rate Income Fund	45,093,859	7,852	(403,374)	(395,522)
PPM Large Cap Value Fund	6,682,177	198,233	(206,286)	(8,053)
PPM Mid Cap Value Fund	5,698,980	201,833	(161,183)	40,650
PPM Small Cap Value Fund	5,530,850	271,264	(120,111)	151,153

As of June 30, 2018, the components of net unrealized appreciation (depreciation) for derivatives were as follows:

	Tax Cost/ Adjustment($)	Gross Unrealized Appreciation($)	Gross Unrealized Depreciation($)	Net Unrealized Appreciation (Depreciation)($)
PPM Floating Rate Income Fund
Futures Contracts	(1)	—	—	—

PPMFunds

Notes to Financial Statements (Unaudited)

June 30, 2018

FASB ASC Topic 740 “Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FASB ASC Topic 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would result in the Funds recording a tax expense in the current year. FASB ASC Topic 740 requires that management evaluate the tax positions taken in returns which remain subject to examination by the Internal Revenue Service and certain other jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax was required in the Funds’ financial statements for the period ended June 30, 2018.

NOTE 12. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued and the following events occurred:

Mergers. The following merger was effective prior to the open of business on July 2, 2018.

Acquired Fund	Acquiring Fund
JNL/PPM America Strategic Income Fund (a series of the JNL Strategic Income Fund LLC)	PPM Strategic Income Fund

New Funds. PPM Strategic Income Fund commenced operations before the open of business on July 2, 2018. Also, PPM Core Plus Fixed Income Fund, PPM Credit Fund, PPM High Yield Core Fund and PPM Long Short Credit Fund commenced operations on July 16, 2018.

No other events were noted that required adjustments to the financial statements or disclosure in the notes to financial statements.

PPMFunds

Additional Disclosures (Unaudited)

June 30, 2018

Disclosure of Fund Expenses. Shareholders incur ongoing costs, which include costs for portfolio management, administrative services and other operating expenses. Operating expenses such as these are deducted from each Fund’s gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. This section provides information that can be used to compare each Fund’s costs with those of other mutual funds. It assumes that the Fund’s expense ratio for the period is unchanged and assumes an annual 5% return before expenses, which is not the Fund’s actual return. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

		Expenses Using Actual Fund Return			Expenses Using Hypothetical 5% Return
	Annualized Expense Ratios(%)	Beginning Account Value 05/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)†	Beginning Account Value 01/01/18($)	Ending Account Value 06/30/18($)	Expenses Paid During Period($)††
PPM Floating Rate Income Fund Institutional Class*	0.70	1,000.00	991.90	1.17	1,000.00	1,021.32	3.51
PPM Large Cap Value Fund Institutional Class *	0.75	1,000.00	1,004.00	1.26	1,000.00	1,021.08	3.76
PPM Mid Cap Value Fund Institutional Class *	0.90	1,000.00	1,013.00	1.51	1,000.00	1,020.33	4.51
PPM Small Cap Value Fund Institutional Class *	1.00	1,000.00	1,033.00	1.70	1,000.00	1,019.84	5.01

†

As the Funds have an operating history of less than six months, expenses paid during the period are equal to the annualized net expenses ratio, multiplied by the average account value over the period since inception, then multiplied by 61/365 (to reflect the period since the Funds’ inception).

*	Institutional Class has an operating history of less than six months and the amounts reported in Expenses Using Actual Fund Return are not comparable to Expenses Using Hypothetical 5% Return.
††

Expenses paid during the period are equal to the annualized net expense ratio, multiplied by the average account value over the period, then multiplied by 181/365 (to reflect the period since the Fund’s inception).

Quarterly Portfolio Holdings. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the registrant by calling the Funds toll-free at 1-844-446-4PPM (1-844-446-4776).

Proxy Voting Policies and Procedures and Proxy Voting Record. A description of the Policy that the Funds’ Adviser used to vote proxies relating to portfolio securities and additional information on how the Funds voted any proxies relating to portfolio securities during the period ended June 30, 2018, are available (1) without charge, upon request by calling 1-844-446-4PPM (1-844-446-4776), (2) by writing PPM Funds, PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, (3) online at www.ppmamerica.com/ppmfunds, and (4) on the SEC’s website at www.sec.gov.

The Statement of Additional Information includes additional information about Fund Trustees and may be obtained at no charge by calling 1-844-446-4PPM (1-844-446-4776) or by writing PPM Funds, PPM Funds, P.O. Box 2175, Milwaukee, Wisconsin 53201-2175, or visiting    www.ppmamerica.com/ppmfunds.

CONSIDERATION AND APPROVAL OF THE ADVISORY AGREEMENT

PPM Funds

(the “Trust”)

The Board of Trustees of the Trust (“Board”) oversees the management of the Trust and its separate Funds and, as required by law, determines whether to approve the Trust’s advisory agreement (“Advisory Agreement”) with PPM America, Inc. (“PPM”).

At a meeting on February 15, 2018, the Board, including all of the independent trustees, who are not interested persons of the Funds (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered information relating to the approval of the investment advisory agreement between the Trust and PPM (the “Advisory Agreement”).

In advance of the meeting, independent legal counsel for the Independent Trustees requested that certain information be provided to the Board relating to the Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration of the Advisory Agreement. At the conclusion of the Board’s discussions, the Board approved the Advisory Agreement.

In reviewing the Advisory Agreement and considering the information, the Board was advised by independent legal counsel. The Board considered the factors it deemed relevant, as applicable, including: (1) the nature, quality and extent of the services to be provided; (2) the investment performance of the Funds (3) cost of services of the Funds; (4) profitability data; (5) whether economies of scale may be realized and shared, in some measure, with investors as the Funds grow; and (6) other benefits that may accrue to PPM through its relationship with the Trust. In its deliberations, the Board, in exercising its business judgment did not identify any single factor that alone was responsible for the Board’s decision to approve the Advisory Agreement.

Before approving the Advisory Agreement, the Independent Trustees met in executive session with their independent legal counsel to consider the materials provided by PPM and to consider the terms of the Advisory Agreement. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees, concluded that the Advisory Agreement is in the best interests of the shareholders of each Fund. In reaching its conclusions, the Board considered numerous factors, including those set forth below. The Board’s conclusions as to the approval of the Advisory Agreement were based on a comprehensive consideration of all information provided to the Board and were not the result of any single factor. Some of the factors that figured particularly in the Board’s deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors:

Nature, Quality and Extent of Services

The Board examined the nature, quality, and extent of the services to be provided by PPM.

The Board considered that the Adviser will furnish the Funds with investment advisory services, subject to the supervision of the Board, and in conformity with the stated policies of each applicable funds. The Board considered that PPM is a global, client-focused investment manager with over $100 billion in assets under management as of December 31, 2017. The Board also considered information provided by PPM regarding the firm’s track record and experience managing accounts and strategies similar to those for the Funds.

The Board also considered information about the Adviser’s personnel who will provide certain investment advisory oversight services to the Fund, and the Adviser’s organizational structure, financial condition, and regulatory history, and overall compliance culture. Based on the foregoing, the Board concluded for each Fund, as applicable, that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by PPM under the Advisory Agreement.

Investment Performance of the Fund

The Board considered that, while the Funds have not yet commenced operations, PPM manages other advisory accounts that have substantially similar investment objectives, policies and investment strategies as each Fund. Accordingly, the Board considered information provided by PPM regarding the composite performance of accounts managed by PPM with similar investment strategies to each Fund.

Costs of Services

The Board reviewed the projected advisory fees to be paid to PPM as well as the expected total expense ratios of the Funds (in each case, net of the expected impact of waivers). Using information provided by an independent data service, the Board evaluated the Fund’s projected advisory fees and total expense ratios compared to the median advisory fees and total expense ratios for other funds similar in size, character and investment strategy to each Fund (the “peer group”).

Further detail considered by the Board regarding the advisory fees of the Funds is set forth below:

PPM Core Plus Fixed Income Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) and total expense ratio (net of waivers) are below the applicable peer group medians. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Credit Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) and total expense ratio (net of waivers) are below the applicable peer group median. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Long Short Credit Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) and total expense ratio (net of waivers) are below the applicable peer group medians. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Strategic Income Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) is in line with the applicable peer group median, and its projected total expense ratio (net of waivers) is below the applicable peer group median. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Floating Rate Income Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) and total expense ratio (net of waivers) are below the applicable peer group medians. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM High Yield Core Fund. The Board considered that, while the Fund’s projected advisory fee (net of waivers) is above the applicable peer group median, its projected total expense ratio (net of waivers) is below the applicable peer group median. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Large Cap Value Fund. The Board considered that, while the Fund’s projected advisory fee (net of waivers) is above the applicable peer group median, its projected total expense ratio (net of waivers) is in line with the applicable peer group median. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Mid Cap Value Fund. The Board considered that the Fund’s projected advisory fee (net of waivers) and total expense ratio (net of waivers) are below the applicable peer group medians. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

PPM Small Cap Value Fund. The Board considered that, while the Fund’s projected advisory fee (net of waivers) is above the applicable peer group median, its projected total expense ratio (net of waivers) is in line with the applicable peer group median. The Board concluded that the advisory fees are in the best interests of the Fund and its potential shareholders in light of the services to be provided.

Economies of Scale

The Board considered whether each Fund’s advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by PPM, the Board noted that, while PPM did not propose breakpoints in its advisory fee schedule for the Funds, the Board would continue to review the Adviser’s fees on an ongoing basis. The Board further noted that the Adviser had agreed to waive certain fees for each Fund, which would limit the expenses borne by shareholders as the Funds raised assets.

Profitability

While the Funds had not yet commenced operations, the Board considered information provided by PPM regarding its expected profitability for serving as Adviser to each of the Funds as compared to other funds and accounts managed by the Adviser.

Other Benefits to Affiliates of PPM

In evaluating the benefits that accrue to the Adviser, the Board noted that PPM and certain of its affiliates would serve in various capacities, including as adviser, administrator, and distributor for the Funds, and will receive compensation in connection with providing certain of these services. In particular, the Board considered that PPM proposed to engage Jackson National Asset Management, LLC (“JNAM”) to serve as Administrator to the Funds, and that JNAM proposes to charge administration fees at an annual rate of 0.10% of average daily net assets for the Funds. The Board noted that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

SUPPLEMENT DATED JULY 16, 2018 TO THE

PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX
PPM Credit Fund	PKDIX
PPM Floating Rate Income Fund	PKFIX
PPM High Yield Core Fund	PKHIX
PPM Long Short Credit Fund	PKLIX
PPM Strategic Income Fund	PKSIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus. This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Shares of the funds are available for purchase by new investors on the following dates:

Fund Name	Effective Date
PPM Floating Rate Income Fund	May 1, 2018
PPM Large Cap Value Fund	May 1, 2018
PPM Mid Cap Value Fund	May 1, 2018
PPM Small Cap Value Fund	May 1, 2018
PPM Strategic Income Fund	July 2, 2018
PPM Core Plus Fixed Income Fund	July 16, 2018
PPM Credit Fund	July 16, 2018
PPM High Yield Core Fund	July 16, 2018
PPM Long Short Credit Fund	July 16, 2018

In the section entitled “Fund Summaries” of the Prospectus, the Portfolio Managers table under “Portfolio Management”, is deleted and replaced in its entirety for the PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund and PPM Strategic Income Fund effective June 1, 2018, and effective July 16, 2018, for the PPM Core Plus Fixed Income Fund and PPM Credit Fund as set forth on the following pages.

Effective July 2, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Floating Rate Income Fund, the third paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced in its entirety with the following paragraph:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM expects that the credit ratings of the Fund’s loan investments will primarily be at or above B3/B- as determined by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch, Inc. (“Fitch”), or if unrated, determined by PPM to be of comparable quality.

Effective July 16, 2018, as it relates to the PPM Core Plus Fixed Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 1 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

Institutional Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.50% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$51	$210

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Since inception
Erica Lankfer, CPA (inactive)	Vice President	Since inception

Effective July 16, 2018, as it relates to the PPM Credit Fund, under the “Fund Summaries” section of the Prospectus the sections entitled “Expenses” and “Expense Example” on page 5 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.55% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$56	$226

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Since inception
Erica Lankfer, CPA (inactive)	Vice President	Since inception

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Floating Rate Income Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 12 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 9 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Since inception
Christopher Kappas	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
David Wagner	Senior Managing Director	Since inception
Tim Kane	Vice President	Since inception

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM High Yield Core Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 16 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 13 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Curt Burns, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
John Walding	Senior Managing Director	Since inception
Karl Petrovich	Vice President	Since inception

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Long Short Credit Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 21 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 17 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Total Other Expenses[1]	0.38%
Other Expenses	0.23%
Dividend and Interest Expenses Relating to Short Sales	0.15%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%

[1]

“Total Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund’s short sales securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The Fund’s actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund’s short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund’s short sale transactions, each of which is expected to vary over time.

[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales (if any), Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$87	$299

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Michael Kennedy, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

Effective June 1, 2018 and July 2, 2018, respectively, as it relates to the PPM Strategic Income Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 26 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 22 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%

[1]

“Other Expenses” are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

[2]

“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.

[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.65% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$66	$247

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Michael Kennedy, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

Effective July 16, 2018, as it relates to the PPM Large Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 27 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$298

Effective July 16, 2018, as it relates to the PPM Mid Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 30 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Reimbursement[3]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.90%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$334

Effective July 16, 2018, as it relates to the PPM Small Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 33 are deleted and replaced in their entirety with the following:

Expenses

The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.27%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
[3]

PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$355

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits.

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 31, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 31, 2018

EXHIBIT LIST

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.